IFRS 7 Disclosure - Summary of Market risk measures (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2025	Oct. 31, 2024
Market Risk [Line Items]
All-Bank VaR		$ 8.9	$ 12.1
Credit Spread plus Interest Rate [Member]
Market Risk [Line Items]
All-Bank VaR		9.5	12.5
Credit Spread [member]
Market Risk [Line Items]
All-Bank VaR	[1]	8.1	7.3
Interest rate [member]
Market Risk [Line Items]
All-Bank VaR		9.6	17.5
Equities [member]
Market Risk [Line Items]
All-Bank VaR		3.4	5.4
Foreign currency risk [member]
Market Risk [Line Items]
All-Bank VaR		3.5	2.9
Commodities [member]
Market Risk [Line Items]
All-Bank VaR		3.2	2.8
Debt Specific [Member]
Market Risk [Line Items]
All-Bank VaR			3.6
Diversification effect [member]
Market Risk [Line Items]
All-Bank VaR		(10.7)	(15.0)
Average [Member]
Market Risk [Line Items]
All-Bank VaR		13.6	14.9
Average [Member] | Credit Spread plus Interest Rate [Member]
Market Risk [Line Items]
All-Bank VaR		14.3	13.6
Average [Member] | Credit Spread [member]
Market Risk [Line Items]
All-Bank VaR	[1]	10.3	8.4
Average [Member] | Interest rate [member]
Market Risk [Line Items]
All-Bank VaR		13.7	12.3
Average [Member] | Equities [member]
Market Risk [Line Items]
All-Bank VaR		4.8	5.1
Average [Member] | Foreign currency risk [member]
Market Risk [Line Items]
All-Bank VaR		2.6	3.2
Average [Member] | Commodities [member]
Market Risk [Line Items]
All-Bank VaR		3.5	2.6
Average [Member] | Debt Specific [Member]
Market Risk [Line Items]
All-Bank VaR			3.4
Average [Member] | Diversification effect [member]
Market Risk [Line Items]
All-Bank VaR		(11.6)	(13.1)
High [Member]
Market Risk [Line Items]
All-Bank VaR		21.6	24.2
High [Member] | Credit Spread plus Interest Rate [Member]
Market Risk [Line Items]
All-Bank VaR		22.2	34.3
High [Member] | Credit Spread [member]
Market Risk [Line Items]
All-Bank VaR	[1]	18.7	13.6
High [Member] | Interest rate [member]
Market Risk [Line Items]
All-Bank VaR		28.5	26.9
High [Member] | Equities [member]
Market Risk [Line Items]
All-Bank VaR		9.9	10.1
High [Member] | Foreign currency risk [member]
Market Risk [Line Items]
All-Bank VaR		5.9	9.4
High [Member] | Commodities [member]
Market Risk [Line Items]
All-Bank VaR		6.7	4.6
High [Member] | Debt Specific [Member]
Market Risk [Line Items]
All-Bank VaR			4.8
Low [Member]
Market Risk [Line Items]
All-Bank VaR		7.1	8.3
Low [Member] | Credit Spread plus Interest Rate [Member]
Market Risk [Line Items]
All-Bank VaR		8.8	6.8
Low [Member] | Credit Spread [member]
Market Risk [Line Items]
All-Bank VaR	[1]	6.6	5.9
Low [Member] | Interest rate [member]
Market Risk [Line Items]
All-Bank VaR		6.0	5.8
Low [Member] | Equities [member]
Market Risk [Line Items]
All-Bank VaR		1.9	3.0
Low [Member] | Foreign currency risk [member]
Market Risk [Line Items]
All-Bank VaR		0.7	1.1
Low [Member] | Commodities [member]
Market Risk [Line Items]
All-Bank VaR		$ 2.2	1.3
Low [Member] | Debt Specific [Member]
Market Risk [Line Items]
All-Bank VaR			$ 2.3

[1]	Effective November 1, 2024, credit spread VaR also captures issuer-specific credit spread volatility which was previously included in debt specific VaR.